Summary of Significant Accounting Policies - Property Plant and Equipment Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss	$ 0.0	$ 0.0	$ 0.0
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Weighted Average [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	14 years